RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of quality assets and its related provision

The following table shows quality assets and its related provision, based on our internal scoring policy as of December 31, 2018:

	Individually assessed
Commercial Portfolio	Stage 1	Stage 2	Stage 3	Total Individual	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%

A1	29,998	-	-	29,998	0.10%	2	-	-	2	0.00%
A2	1,074,789	-	-	1,074,789	3.56%	525	-	-	525	0.06%
A3	2,699,684	309	-	2,699,993	8.94%	2,526	-	-	2,574	0.29%
A4	3,200,608	16,546	-	3,217,154	10.65%	8,865	323	-	9,206	1.04%
A5	1,755,259	26,141	-	1,781,400	5.90%	11,296	453	-	11,192	1.33%
A6	935,499	45,671	-	981,170	3.25%	6,975	2,213	-	9,188	1.04%
B1	-	494,915	187	495,102	1.64%	-	14,107	79	14,232	1.61%
B2	-	81,955	156	82,111	0.27%	-	2,786	66	2,852	0.32%
B3	-	67,089	614	67,703	0.22%	-	3,841	233	4,074	0.46%
B4	-	47,653	45,480	93,133	0.31%	-	2,488	19,688	22,176	2.51%
C1	-	46,383	108,325	154,708	0.51%	-	2,548	48,147	50,695	5.75%
C2	-	15,678	39,246	54,924	0.18%	-	1,261	18,171	19,672	2.20%
C3	-	19,655	26,204	45,859	0.15%	-	733	10,803	11,297	1.31%
C4	-	3,560	32,445	36,005	0.12%	-	246	17,077	17,323	1.96%
C5	-	703	64,762	65,465	0.22%	-	32	40,541	40,573	4.60%
C6	-	1,525	69,510	71,035	0.22%	-	35	43,310	43,789	4.91%
Subtotal	9,695,837	867,783	386,929	10,950,549	36.24%	30,189	31,066	198,115	259,370	29.39%

	Collectively assessed
	Stage 1	Stage 2	Stage 3	Total Group	Percentage	Stage 1	Stage 2	Stage 3	Total ECL Allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Commercial	3,616,969	232,472	386,154	4,235,595	14.02%	43,541	24,754	179,317	247,432	28.04%
Mortgage	4,341,470	249,039	285,510	4,876,289	16.14%	70,904	54,372	159,066	284,342	32.23%
Consumer	9,258,962	447,496	444,523	10,150,981	33.60%	9,006	15,102	67,162	91,270	10.34%
Subtotal	17,217,671	929,007	1,116,187	19,262,865	63.76%	123,451	94,048	405,545	623,044	70.61%
Total	26,913,508	1,796,790	1,503,116	30,213,414	100.00%	153,640	124,114	603,660	882,414	100.00%

Schedule of modified loans

	As of December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount	26,913,508	1,796,790	1,503,116	30,213,414
Modified loans	-	582,513	815,094	1,397,607
%	-	32.42%	54.23%	4.63%

ECL allowance	153,640	125,114	603,660	882,414
Modified loans	-	44,099	323,802	367,901
%	-	35.25%	53.64%	41.69

Schedule of mortage and other loan

Collectively assessed				Individually assessed
Mortgages	Other loans	Revolving (Credit cards)	Collectively assessed SME	Individually assessed SME	Middle market	Corporate and Investment Banking
45%	42%	42%	42%	60%	50%	Santander Group criteria

There is also a relative threshold of 100% of all portfolios with the exception of the Corporate and Investment Banking Portfolio.

Qualitative criteria for SICR Stage 2:

The qualitative criteria is based on the existence of evidence that leads to an automatic classification of financial instruments in stage 2, mainly 30 days overdue and restructured. Thresholds of SICR are calibrated based on the average ECL of exposures that are 30 days overdue or with a level of credit risk considered to be “significant”.

Collectively assessed				Individually assessed
Mortgages	Other loans	Revolving (Credit cards)	Collectively assessed SME	Individually assessed SME	Middle market	Corporate and Investment Banking
Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days	Irregular portfolio > 30 days
Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring	Restructured marked for monitoring
				Clients that are considered to be substandard or in incompliance (pre-legal action)	Clients that are considered to be substandard or in incompliance (pre-legal action)	Clients that are considered to be substandard or in incompliance (pre-legal action)

Schedule of risk concentration.

The following table shows the risk concentration by industry, and by stage before ECL allowance:

As of December 31, 2018	Loans and account receivable at amortised cost
	Stage 1	Stage 2	Stage 3	Total
	MCh$	MCh$	MCh$	MCh$
Commercial loans
Manufacturing	992,786	92,931	54,048	1,139,765
Mining	182,342	21,821	4,585	208,748
Electricity, gas, and water	384,288	22,365	2,279	408,932
Agriculture and livestock	934,199	166,271	100,781	1,201,251
Forest	120,371	9,402	14,115	143,888
Fishing	238,348	11,104	3,569	253,021
Transport	716,493	55,011	37,802	809,306
Communications	178,215	30,407	7,222	215,844
Construction(a)	723,600	88,691	93,747	906,038
Commerce	2,950,517	189,623	199,924	3,340,064
Services	1,771,595	81,159	12,915	1,865,669
Other	4,120,052	331,470	242,096	4,693,618

Subtotal	13,312,806	1,100,255	773,083	15,186,144

Mortgage loans	9,258,962	447,496	444,523	10,150,981

Consumer loans	4,341,740	249,039	285,510	4,876,289

Total	26,913,508	1,796,790	1,503,116	30,213,414

(a)	In 2018 we improved the classification of our construction loans, reassigning loans for real state rental investment companies to services.

Schedule of macro economical forward

The annual growth forecasts for the most relevant macroeconomic variables for each of our scenarios are as follows:

	Average estimates 2019 - 2020
	Unfavorable scenario 2	Unfavorable scenario 1	Base scenario	Favorable scenario 1	Favorable scenario 2
Official interest rate	1.78%	2.82%	3.91%	4.99%	6.03%
Unemployment rate	8.47%	7.53%	6.55%	6.10%	5.57%
Housing Price growth	0.89%	1.06%	1.50%	2.68%	4.49%
GDP growth	1.40%	2.22%	2.99%	3.87%	4.68%
Consumer Price Index	1.14%	1.98%	2.83%	3.75%	4.59%

Schedule of probabilities

The probabilities for the scenarios must total 100% and be symmetrical.

Local scenario		Global scenario
	Probability weighting		Probability weighting
Favorable scenario 2	5%	Favorable scenario 1	20%
Favorable scenario 1	20%	Base scenario	60%
Base scenario	50%	Unfavorable scenario 1	20%
Unfavorable scenario 1	20%
Unfavorable scenario 2	5%

Schedule of allowance sensibility

The ECL allowance sensibility to future macro economic conditions is as follows:

December 31, 2018	Ch$
Reported ECL allowance	882,414
Gross carrying amount	30,282,022

Reported ECL Coverage	2.91%

ECL amount by scenarios
Favorable scenarios 2	745,089
Favorable scenarios 1	815,113
Base scenarios	879,358
Unfavorable scenarios 2	949,329
Unfavorable scenarios 2	970,563

Coverage ratio by scenarios
Favorable scenarios 2	2.46%
Favorable scenarios 1	2.69%
Base scenarios	2.90%
Unfavorable scenarios 2	3.13%
Unfavorable scenarios 2	3.21%

Schedule of financial assets and associated collateral

The following table show the maximum exposure to credit risk by class of financial asset, associated collateral and the net exposure to credit risk:

December 31, 2018	Maximum exposure to credit risk	Collateral (*)	Net exposure	Associated ECL
	MCh$	MCh$	MCh$	MCh$
Commercial loans	15,254,752	7,369,291	7,885,461	506,802
Mortgage loans	10,150,981	9,699,324	451,657	91,270
Consumer Loans	4,876,289	754,920	4,121,369	284,342
Total	30,282,022	17,823,535	12,458,487	882,414

Schedule of portfolio
c.	Portfolio characteristics:

	As of December 31,
Category	2017
Commercial Portfolio	Individual	Percentage	Allowance	Percentage
	MCh$	%	MCh$	%

A1	1,051,072	3.79%	827	0.10%
A2	5,957,305	21.49%	18,514	2.34%
A3	2,176,779	7.85%	27,894	3.53%
B	539,074	1.94%	32,089	4.06%
C1	145,033	0.52%	2,604	0.33%
C2	56,871	0.21%	5,104	0.65%
C3	39,825	0.14%	8,935	1.13%
C4	53,261	0.19%	19,120	2.42%
D1	71,896	0.26%	41,941	5.30%
D2	77,048	0.28%	62,234	7.87%
Subtotal	10,168,164	36.67%	219,262	27.73%

	Group	Percentage	Allowance	Percentage
	MCh$	%	MCh$	%
Commercial
Normal portfolio	3,488,633	12.58%	58,728	7.42%
Impaired portfolio	414,530	1.50%	160,345	20.27%
Subtotal	3,903,163	14.08%	219,073	27.69%
Mortgage
Normal portfolio	8,634,351	31.14%	20,174	2.55%
Impaired portfolio	462,544	1.67%	48,892	6.17%
Subtotal	9,096,895	32.81%	69,066	8.72%
Consumer
Normal portfolio	4,230,567	15.26%	114,099	14.42%
Impaired portfolio	327,125	1.18%	169,657	21.44%
Subtotal	4,557,692	16.44%	283,756	35.86%
Total	27,725,914	100.00%	791,157	100.00%

Schedule of financial assets and off-balance sheet commitments

Below is the distribution by financial asset and off-balance sheet commitments of the Bank’s maximum exposure to credit risk as of December 31, 2018 and 2017, without deduction of collateral, security interests or credit improvements received:

		As of December 31,
		2018	2017
		Amount of exposure	Amount of exposure
	Note	MCh$	MCh$

Deposits in banks	5	1,240,578	839,561
Cash items in process of collection	5	353,757	668,145
Investments under resale agreements	7	-	-
Financial derivative contracts	8	3,100,635	2,238,647
Trading investment		-	485,736
Loans and account receivable from customers and interbank loans, net		-	26,934,757
Available for sale investment		-	2,574,546
Financial assets held for trading	6	77,041	-
Loans and account receivable at amortised cost / Loans and account receivable at FVOCI	9 and 10	29,399,589	-
Debt instrument at fair value through other comprehensive income	12	2,394,323	-

Off-balance commitments:
Letters of credit issued		223,420	201,699
Foreign letters of credit confirmed		57,038	75,499
Performance guarantees		1,954,205	1,823,793
Available credit lines		8,997,650	8,135,489
Personal guarantees		133,623	81,577
Other irrevocable credit commitments		327,297	260,691
Total		48,345,002	44,320,140

Schedule of fair value of derivative instruments

Below, there are additional details regarding our exposure for those countries classified above 1 and represents our majority of exposure to categories other than 1, Below we detail as of December 31, 2018, considering fair value of derivative instruments.

Country	Classification	Derivative Instruments (adjusted to market) USD MCh$	Deposits USD MCh$	Loans USD MCh$	Financial investments USD MCh$	Total Exposure USD MCh$
Bolivia	3	0.00	0.00	0.06	0.00	0.06
China	2	0.00	0.00	243.95	0.00	243.95
Italy	2	0.00	2.38	0.78	0.00	3.16
México	2	0.00	0.01	0.00	0.00	0.01
Panamá	2	0.63	0.00	0.00	0.00	0.63
Perú	2	3.38	0.00	0.00	0.00	3.38
Thailand	2	0.00	0.00	0.31	0.00	0.31
Turkey	3	0.00	0.00	9.49	0.00	9.49
Total		4.01	2.39	254.59	0.00	260.99

The total amount of this exposure to derivative instruments must be compensated daily with collateral and, therefore, the net credit exposure is USD 0.

Our exposure to Spain within the group is as follows:

Counterpart	Country	Classification	Derivative instruments (market adjusted) MUSD	Deposits MUSD	Loans MUSD	Financial Investments MUSD	Exposure Exposure MUSD
Banco Santander España (*)	Spain	1	9.74	118.26	-	-	128.00

Schedule of security interests, collateral, or credit improvements

Below is the detail of security interests, collateral, or credit improvements provided to the Bank as of December 31, 2018 and 2017,

	As of December 31,
	2018	2017
	MCh$	MCh$
Non-impaired financial assets:
Properties/mortgages	22,047,354	19,508,151
Investments and others	2,200,776	2,108,962
Impaired financial assets:
Properties/ mortgages	119,181	152,252
Investments and others	865	1,087
Total	24,368,176	21,770,452

Schedule of liquidity portfolio

The management of the Bank’s liquidity portfolio is performed by the Financial Management Division under rules determined by the ALCO.

	As of December 31,
	2018	2017
	MCh$	MCh$
Financial investments for trading	77,041	485,736
Available for sale investments	2,394,323	2,574,546
Encumbered assets (net) (1)	(48,843)	(268,330)
Net cash (2)	149,321	(37,628)
Net Interbank deposits (3)	967,095	768,595
Total liquidity portfolio	3,585,937	3,522,919

(1) Assets encumbered through repurchase agreements are deduced from liquidity portfolio
(2) Cash minus reserve requeriments. As is presented in Note 4 the reserve requeriments are established by the monthly average reserves that the bank must maintain in accordance with regulation governing minimum reserves
(3) Includes overnight deposits in Central Bank, domestic banks and foreign banks.

Schedule of exposure to liquidity risk	The following table displays the actual derived percentages as calculated per above:
	As of December 31,
	2018%	2017%
30 days	(20)	(48)
30 days foreign currency	-	(22)
90 days	(37)	(51)

Schedule of breakdown by maturity

Below, is the breakdown by maturity, of the liability balances of the Ba as of December 31, 2018 and 2017:

	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Subtotal up to 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Subtotal after 1 year	Total
As of December 31, 2018	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Obligations under repurchase agreements	-	48,545	-	-	48,545	-	-	-	-	48,545
Checking accounts, time deposits and other time liabilities	9,027,434	5,248,418	4,108,556	3,326,199	21,710,607	191,547	6,137	63,988	261,672	21,972,279
Financial derivatives contracts	-	131,378	120,361	349,551	601,290	495,789	471,185	949,464	1,916,438	2,517,728
Interbank borrowings	39,378	16,310	404,575	1,188,692	1,648,955	139,671	-	-	139,671	1,788,626
Issue debt instruments	-	71,465	39,267	745,830	856,562	2,431,849	1,549,743	3,277,079	7,258,671	8,115,233
Other financial liabilities	179,681	934	2,412	22,844	205,871	9,261	92	176	9,529	215,400
Subtotal	9,246,493	5,517,050	4,675,171	5,633,116	25,071,830	3,268,117	2,027,157	4,290,707	9,585,981	34,657,811
Contractual interest payments	4,918	82,292	158,760	812,920	1,058,890	1,156,262	1,110,918	1,537,385	3,804,565	4,863,456
Total	9,251,411	5,599,342	4,833,931	6,446,036	26,130,720	4,424,379	3,138,075	5,828,092	13,390,546	39,521,267

As of December 31, 2018, the scheduled maturities of other commercial commitments, including accrued interest, were as follows:

Other Commercial Commitments	Up to 1 month MCh$	Between 1 and 3 months MCh$	Between 3 and 12 months MCh$	Between 1 and 5 years MCh$	More than 5 years MCh$	Total MCh$

Performance guarantee	663,642	188,147	905,554	163,506	33,356	1.954,205
Confirmed foreign letters of credit	3,842	9,128	33,177	10,891	-	57,038
Letters of credit issued	12,469	110,970	54,015	45,937	29	223,420
Pledges and other commercial commitments	22,128	63,230	41,637	6,628	-	133,623
Total other commercial commitments	702,081	371,475	1,034,383	226,962	33,385	2,638,286

	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Subtotal up to 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Subtotal after 1 year	Total
As of December 31, 2017	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$	MM$
Obligations under repurchase agreements	-	268,061	-	-	268,061	-	-	-	-	268,061
Checking accounts, time deposits and other time liabilities	8,376,371	5,120,171	4,201,271	2,299,018	19,996,831	106,833	2,811	62,362	172,006	20,168,837
Financial derivatives contracts	-	144,410	196,444	356,288	697,142	378,582	358,358	705,406	1,442,346	2,139,488
Interbank borrowings	4,130	46,013	397,419	1,030,241	1,477,803	220,554	-	-	220,554	1,698,357
Issue debt instruments	-	21,043	55,119	274,239	350,401	1,727,571	2,104,771	2,910,910	6,743,252	7,093,653
Other financial liabilities	177,663	701	2,583	31,879	212,826	27,581	404	1,219	29,204	242,030
Subtotal	8,558,164	5,600,399	4,852,836	3,991,665	23,003,064	2,461,121	2,466,344	3,679,897	8,607,362	31,610,426
Contractual interest payments	4,403	45,465	117,779	462,579	630,226	808,502	776,796	1,147,553	2,732,851	3,363,077
Total	8,562,567	5,645,864	4,970,615	4,454,244	23,633,290	3,269,623	3,243,140	4,827,450	11,340,213	34,973,503

As of December 31, 2017, the scheduled maturities of other commercial commitments, including accrued interest, were as follows:

Other Commercial Commitments	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 5 years	More than 5 years	Total
(in millions of Ch$)
Performance guarantee	514,510	244,543	835,030	208,479	21,231	1,823,793
Confirmed foreign letters of credit	16,681	33,513	21,277	4,028	-	75,499
Letters of credit issued	12,367	115,720	43,029	30,554	29	201,699
Pledges and other commercial commitments	16,028	13,382	47,288	4,880	-	81,578
Total other commercial commitments	559,586	407,158	946,624	247,941	21,260	2,182,569

Schedule of high, low and average levels

High, low and average levels for each component and year were as follows:

VaR	2018 USDMM	2017 USDMM
Consolidated:
High	5.23	5.71
Low	1.21	1.56
Average	2.01	3.01

Fixed-income investments:
High	2.54	5.51
Low	1.19	1.15
Average	1.71	2.36

Variable-income investments
High	0.01	0.01
Low	0.00	0.00
Average	0.00	0.00

Foreign urrency investments
High	4.29	4.21
Low	0.09	0.53
Average	1.14	1.71

Schedule of market risk

Market risk – Financial management portfolio – December 31, 2018 and 2017

	2018		2017
	Effect on financial income	Effect on capital	Effect on financial income	Effect on capital
Financial management portfolio – local currency (MCh$)
Loss limit	48,000	192,001	48,000	175,000
High	43,742	189,725	(37,148)	(141,287)
Low	27,854	170,450	(22,958)	(112,818)
Average	37,569	180,972	(29,110)	(128,506)
Financial management portfolio – foreign currency (Th$US)
Loss limit	30	75	30	75
High	12	38	16	42
Low	4	(10)	4	15
Average	9	22	10	23
Financial management portfolio – consolidated (in MCh$)
Loss limit	48,000	192,002	48,000	175,000
High	45,492	192,848	(38,249)	(142,442)
Low	29,167	168,766	(23,571)	(112,277)
Average	38,908	182,557	(29,948)	(128,360)

Schedule of levels of basic capital and effective net equity

The levels of basic capital and effective net equity at the close of each period are as follows:

			Ratio
	As of December 31,		As of December 31,
	2018	2017	2018	2017
	MCh$	MCh$	%	%
Basic capital	3,239,546	3,066,180	7.72	7.92
Regulatory capital	4,101,664	3,881,252	13.40	13.91

Consumer Loans [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of provision matrix

The following diagrams set forth the allowances required by our current models for consumer loans:

Santander:

Bank	Loan type		Allowance Level(1) (Loss rate)
Consumer	Performing	New clients		Existing clients	Banefe
		0.53% -19.75%		0.05%-11.92%	0.13%-18.67%

	Renegotiated consumer loans which were less than 90 days past due at the time of renegotiation (2)		3.66%-30.40%		10.19%-43.71%

	Renegotiated consumer loans which were more than 90 days past due at the time of renegotiation (2)		41.50%-100%		51.11%-100%

	Non-performing	Days Past Due	New Clients	Existing Clients	Previously Renegotiated Bank	Previously Renegotiated Banefe
		90-120	31.78%	31.78%	41.50%	51.11%
		120-150	51.17%	51.17%	60.15%	66.65%
		150-180	59.98%	59.98%	68.86%	78.50%
		>180		Charged-off

1.	Percentage of loans outstanding
2.	This category relates only to loans which were renegotiated and were less than 90 days past due at the time of renegotiation, migrating from such category as they reached 90 days past due since renegotiation.

Commerical Loans [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of provision matrix

In order to calculate the estimated incurred loan loss for all commercial loans collectively evaluated for impairment, the Bank sub-divided the portfolio in the following way:

Loan type		Allowance Level(1) (Loss rate)
Commercial loans analyzed on a group basis	Performing	Commercial loan to individuals w/o mortgage collateral	Commercial loan to individuals with mortgage collateral	Small Enterprise	Mid-sized Enterprise
		0.87% -15.70%	0.03%-3.98%	0.21%-14.39%	0.14%-7.31

	Renegotiated commercial loans which were less than 90 days past due at the time of renegotiation (2)	loan w/o mortgage collateral 2.93%-20.65%			loan with mortgage collateral 1.17%-8.25%

	Renegotiated commercial loans which were more than 90 days past due at the time of renegotiation (2)	Days Past Due when renegotiated	Commercial loan to individuals w/o mortgage collateral	Commercial loan to individuals with mortgage collateral	Small Enterprise	Mid-sized Enterprise
		90-179	41.69%	12.15%	30.95%	18.93%
		180-359	67.31%	23.42%	64.47%	51.86%
		360-719	75.69%	34.65%	70.15%	63.12%
		>720	83.82%	46.25%	74.53%	72.87%

	Non-performing consumer	Days Past Due	Commercial loan to individuals w/o mortgage collateral	Commercial loan to individuals with mortgage collateral	Small Enterprise	Mid-sized Enterprise	Previously renegotiated
		90-179	41.69%	12.15%	30.95%	18.93%	18.93%
		180-359	67.31%	23.42%	64.47%	51.86%	51.86%
		360-719	75.69%	34.65%	70.15%	63.12%	63.12%
		>720	83.82%	46.25%	74.53%	72.87%	72.87%

(1)	Percentage of loans outstanding

(2)	This category relates only to loans which were renegotiated and were less than 90 days past due at the time of renegotiation, migrating from such category as they reached 90 days past due since renegotiation.

Residential Mortgage Loans [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of provision matrix

The following table sets forth the required loan loss allowance for residential mortgage loans:

Bank	Loan type	Allowance Level(1) (Loss rate)

Residential mortgage	Performing	Bank (excl Select)		Santander Select
		0.00%-5.18%		0.00%-3.88%

	Renegotiated mortgage loans which were less than 90 days past due at the time of renegotiation (2)	0.16%-8.37%

	Renegotiated mortgage loans which were more than 90 days past due at the time of renegotiation (2)	5.58%-26.25%

	Non-performing mortgage	Loan to Value
		0-60	5.58%
		60-80	8.48%
		80-90	11.93%
		>90	16.25%

1.	Percentage of loans outstanding

2.	This category relates only to loans which were renegotiated and were less than 90 days past due at the time of renegotiation, migrating from such category as they reached 90 days past due since renegotiation.